SCHEDULE OF INVESTMENT (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 CAD ($)
Balance, December 31, 2020	$ 48
Reallocation of advance	50
Investment	392
Share of loss of Premium Nickel	(62)
Balance, June 30, 2021	$ 428